Net Loss Per Share - Basic and diluted loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (168,967)	$ (23,149)	¥ (839,528)	¥ (1,578,403)
Net income attributable to noncontrolling interests	(2,835)	(388)	(4,113)	(2,754)
Net loss attributable to ordinary shareholders	¥ (171,802)	$ (23,537)	¥ (843,641)	¥ (1,581,157)
Denominator:
Weighted average number of ordinary shares outstanding, basic	273,560,865	273,560,865	299,132,894	304,836,318
Weighted average number of ordinary shares outstanding, diluted	273,560,865	273,560,865	299,132,894	304,836,318
Net loss per share, basic | (per share)	¥ (0.63)	$ (0.09)	¥ (2.82)	¥ (5.19)
Net loss per share, diluted | (per share)	¥ (0.63)	$ (0.09)	¥ (2.82)	¥ (5.19)